OPERATING REVENUES - Schedule of contract assets (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Revenue from Contract with Customer [Abstract]
Voyages in progress	$ 10,822	$ 14,476
Trade accounts receivable	5,153	15,916
Other current assets (capitalized fulfillment costs)	1,943	3,249
Total	$ 17,918	$ 33,641